[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                                     Semi-Annual Report

                                     November 30, 2001

                                     Mercury
                                     International
                                     Fund

MERCURY MASTER INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION

As a Percentage of Net Assets as of November 30, 2001

A pie chart depicting portfolio composition according to sector representation for the quarter ended November 30, 2001.

Consumer Staples                                                        6.3%
Consumer Discretionary                                                 13.8%
Information Technology                                                  6.0%
Telecommunication Services                                             10.3%
Utilities                                                               2.9%
Financials                                                             26.0%
Other                                                                   0.3%
Industrials                                                            11.1%
Cash Equivalent                                                         0.3%
Energy                                                                  6.8%
Health Care                                                             9.1%
Materials                                                               7.1%

GEOGRAPHIC ASSET MIX

As a Percentage of Net Assets as of November 30, 2001

A pie chart depicting portfolio composition according to country representation for the quarter ended November 30, 2001.

Europe                                                                 66.0%
Cash Equivalent                                                         0.3%
Pacific Basin/Asia (Ex Japan & Australia)                               7.8%
Africa                                                                  0.4%
Japan                                                                  21.2%
Australia                                                               3.8%
Latin America                                                           0.1%
North America                                                           0.4%


               November 30, 2001 (2) Mercury International Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders.
This is the third successive letter to shareholders in which we have reported negative stock returns from international stock markets (although this has also been true of the US stock market). For the six months ended November 30, 2001, Mercury International Fund's Class I, Class A, Class B and Class C Shares had total returns of -12.46%, -12.61%, -12.96% and -12.96%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) For the same period, the unmanaged benchmark Morgan Stanley Capital International Europe, Asia and Far East (MSCI EAFE) Index (with net income reinvested) posted a decline of 12.29%. The Index itself was back at levels first seen in the early part of 1996.

Market Review

There were two major reasons for the further declines in markets. First, the continued unwinding of excesses in the telecommunications and technology sectors followed the huge run-up in shares in 1999 and the early part of 2000. Many of these shares had performed very well in April and May of 2001 as investors hoped that the declines in their share prices were over. However, continued weakness in the markets for mobile phones and high-tech products of all types produced consistently poor profitability in these sectors. The weakness in this crucial area of the global economy led to disappointing economic growth, and the Federal Reserve Board consistently brought down interest rates to counteract this weakness. The second reason for such poor performance from stock markets during the period is the reaction to the tragic events on September 11, 2001. Equity markets around the world quickly assumed that the world economy would fall into a recession and already low share prices fell even lower. European markets were particularly hard hit in September as the German insurance regulator instructed many insurance companies to reduce their equity exposures, which led to heavy selling in already weak markets, culminating on September 21, 2001.

Since then markets have bounced very sharply, and September 21, 2001 probably marked the low point for equity markets as economic policymakers around the world responded very aggressively to the fear of a widespread recession. Monetary policy has been eased substantially in the United States. In addition, companies have responded by cutting prices, particularly in the auto sector, in order to stimulate consumer demand.

Portfolio Matters

In late June, we pulled back the Portfolio's significant overweighted position in Japan as it became clear that any reform package would not appear before the elections at the end of July. In case the reforms were further delayed by the events of September 11, 2001, the whole process becomes more complex with the serious weakening of the Japanese economy in the intervening period. For the bulk of the period, the Portfolio maintained an overweighted position in the United Kingdom, which outperformed other markets because of the low volatility of its earnings compared with the other European markets.


               November 30, 2001 (3) Mercury International Fund

Following the dramatic monetary policy shifts in September and October, we moved the Portfolio to overweighted positions in Asian and emerging markets, which typically benefit from a pickup in global growth expectations. These markets are amongst the cheapest in the world, with high domestic savings rates, mostly channeled into bank deposits after several years of poor stock market performance. Thus, we believe there is great potential for both foreign and local investors to want to buy these markets, which their history shows, can lead to substantial price movements. Initially, the South Korean market was the most favored exposure, which gained 50% in US dollar terms from the end of September to the end of November.

In Conclusion

We continue to manage the Portfolio in a manner that we believe provides a relatively low volatility exposure to international equities, but which also aims to seek to outperform its benchmark index as well as its peer group of competitor funds.

Looking ahead, we believe that the September low marked a turning point for international equities, with most markets offering stocks at considerably cheaper valuations than in the United States, and where management focus on delivering results for shareholders is a relatively new concept, offering considerable scope for increasing profits. In addition, the dollar remains a relatively expensive currency, and we believe that investments in international markets offer the possibility of currency gains in addition to the local market gains.

We thank you for your interest in Mercury International Fund, and we look forward to reviewing our investment strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                          /s/ Jeremy Beckwith

Terry K. Glenn                              Jeremy Beckwith
President and Director                      Vice President and Portfolio Manager

January 8, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


               November 30, 2001 (4) Mercury International Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


               November 30, 2001 (5) Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                  % Return           % Return
                                                Without Sales       With Sales
Class I Shares*                                    Charge            Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                             -29.98%            -33.66%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01               - 6.30             - 8.02
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                  % Return           % Return
                                                Without Sales       With Sales
Class A Shares*                                    Charge            Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                             -30.13%            -33.80
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01               - 6.54             - 8.25
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                  % Return           % Return
                                                   Without             With
Class B Shares*                                     CDSC              CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                             -30.66%            -33.44%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01               - 7.25             - 8.12
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                 % Return           % Return
                                                  Without             With
Class C Shares*                                    CDSC              CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                           -30.66%             -31.36%
--------------------------------------------------------------------------------
Inception (10/30/98) through 9/30/01             - 7.25              - 7.25
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
==============================================================================
                               6-Month           12-Month      Since Inception
As of November 30, 2001     Total Return       Total Return       Total Return
------------------------------------------------------------------------------
Class I                        -12.46%            -19.12%              -10.50%
------------------------------------------------------------------------------
Class A                        -12.61             -19.35               -11.23
------------------------------------------------------------------------------
Class B                        -12.96             -19.98               -13.33
------------------------------------------------------------------------------
Class C                        -12.96             -19.98               -13.33
------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


               November 30, 2001 (6) Mercury International Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY INTERNATIONAL FUND

Assets:

Investment in Mercury Master International Portfolio,
  at value (identified cost--$278,133,535)                                                $ 271,457,737
Prepaid registration fees                                                                        52,261
                                                                                          -------------
Total assets                                                                                271,509,998
                                                                                          -------------
-------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                                  $175,187
  Administrator                                                                  52,153         227,340
                                                                               --------
Accrued expenses                                                                                349,278
                                                                                          -------------
Total liabilities                                                                               576,618
                                                                                          -------------
-------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                $ 270,933,380
                                                                                          =============
-------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                       $         395
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                                 421
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                               1,566
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                                 937
Paid-in capital in excess of par                                                            368,111,164
Accumulated investment loss--net                                                             (2,366,344)
Accumulated realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                                      (85,801,202)
Accumulated distributions in excess of realized capital gains on investments
  and foreign currency transactions from the Portfolio--net                                  (2,337,759)
Unrealized depreciation on investments and foreign currency transactions
  from the Portfolio--net                                                                    (6,675,798)
                                                                                          -------------
Net assets                                                                                $ 270,933,380
                                                                                          =============
-------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $32,700,325 and 3,946,123 shares
  outstanding                                                                             $        8.29
                                                                                          =============
Class A--Based on net assets of $34,733,375 and 4,208,734 shares
  outstanding                                                                             $        8.25
                                                                                          =============
Class B--Based on net assets of $127,307,406 and 15,658,345 shares
  outstanding                                                                             $        8.13
                                                                                          =============
Class C--Based on net assets of $76,192,274 and 9,372,054 shares
  outstanding                                                                             $        8.13
                                                                                          =============
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2001 (7) Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2001

MERCURY INTERNATIONAL FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends (net of $254,965 foreign withholding tax)                      $  2,052,087
  Interest                                                                      118,865
  Expenses                                                                   (1,418,328)
                                                                           ------------
Net investment income from the Portfolio                                        752,624
                                                                           ------------
---------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B         $    703,951
Account maintenance and distribution fees--Class C              443,711
Administration fees                                             378,366
Transfer agent fees--Class B                                    231,573
Transfer agent fees--Class C                                    147,711
Transfer agent fees--Class I                                     55,918
Transfer agent fees--Class A                                     52,750
Printing and shareholder reports                                 48,449
Account maintenance fees--Class A                                44,300
Registration fees                                                39,564
Professional fees                                                29,328
Other                                                             4,035
                                                           ------------
Total expenses                                                                2,179,656
                                                                           ------------
Investment loss--net                                                         (1,427,032)
                                                                           ------------
---------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                          (37,269,308)
  Foreign currency transactions--net                            531,695     (36,737,613)
                                                           ------------
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions from the
  Portfolio--net                                                             (7,027,303)
                                                                           ------------
Net Decrease in Net Assets Resulting from Operations                       $(45,191,948)
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2001 (8) Mercury International Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY INTERNATIONAL FUND

                                                                        For the Six        For the
                                                                       Months Ended      Year Ended
                                                                       November 30,        May 31,
 Decrease in Net Assets:                                                   2001             2001
 ----------------------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                                  $  (1,427,032)   $  (2,982,090)
 Realized loss on investments and foreign currency
   transactions from the Portfolio--net                                  (36,737,613)     (48,951,699)
 Change in unrealized appreciation/depreciation on
   investments and foreign currency transactions from
   the Portfolio--net                                                     (7,027,303)     (47,916,250)
                                                                       ------------------------------
 Net decrease in net assets resulting from operations                    (45,191,948)     (99,850,039)
                                                                       ------------------------------
 ----------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 Realized gain on investments from the Portfolio--net:
   Class I                                                                        --       (3,361,067)
   Class A                                                                        --       (2,730,520)
   Class B                                                                        --      (10,146,005)
   Class C                                                                        --       (7,993,583)
 In excess of realized gain on investments from the Portfolio--net:
   Class I                                                                        --         (324,267)
   Class A                                                                        --         (263,433)
   Class B                                                                        --         (978,860)
   Class C                                                                        --         (771,199)
                                                                       ------------------------------
 Net decrease in net assets resulting from distributions
   to shareholders                                                                --      (26,568,934)
                                                                       ------------------------------
 ----------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net decrease in net assets derived from capital
   share transactions                                                    (50,044,646)     (41,436,787)
                                                                       ------------------------------
 ----------------------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                                            (95,236,594)    (167,855,760)
 Beginning of period                                                     366,169,974      534,025,734
                                                                       ------------------------------
 End of period*                                                        $ 270,933,380    $ 366,169,974
                                                                       ==============================
 ----------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                      $  (2,366,344)   $    (939,312)
                                                                       ==============================
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2001 (9) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class I
                                                -----------------------------------------------------------------
                                                  For the                                               For the
                                                Six Months                   For the                    Period
                                                  Ended                 Year Ended May 31,          Oct. 30, 1998+
                                                November 30,       ---------------------------         to May 31,
Increase (Decrease) in Net Asset Value:            2001               2001              2000             1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $     9.47         $    12.34        $    10.42        $    10.00
                                                -----------------------------------------------------------------
Investment income (loss)--net                         (.01)**             .02**             .04**             .06
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.17)             (2.25)             2.16               .36
                                                -----------------------------------------------------------------
Total from investment operations                     (1.18)             (2.23)             2.20               .42
                                                -----------------------------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --                 --              (.10)               --
  Realized gain on investments from the
    Portfolio--net                                      --               (.59)             (.18)               --
  In excess of realized gain on investments
    from the Portfolio--net                             --               (.05)               --                --
                                                -----------------------------------------------------------------
Total dividends and distributions                       --               (.64)             (.28)               --
                                                -----------------------------------------------------------------
Net asset value, end of period                  $     8.29         $     9.47        $    12.34        $    10.42
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                 (12.46%)@          (18.91%)           20.99%             4.20%@
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                           1.56%*             1.41%             1.24%             1.56%*
                                                =================================================================
Investment income (loss)--net                        (.13%)*             .15%              .33%             1.21%*
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   32,700         $   46,569        $   69,325        $   33,958
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2001 (10) Mercury International Fund

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class A
                                                -----------------------------------------------------------------
                                                  For the                                               For the
                                                Six Months                  For the                     Period
                                                  Ended                Year Ended May 31,           Oct. 30, 1998+
                                                November 30,       ---------------------------         to May 31,
Increase (Decrease) in Net Asset Value:            2001               2001              2000             1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $     9.44         $    12.32        $    10.40        $    10.00
                                                -----------------------------------------------------------------
Investment income (loss)--net                         (.02)**            (.01)**           (.01)**            .05
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.17)             (2.24)             2.18               .35
                                                -----------------------------------------------------------------
Total from investment operations                     (1.19)             (2.25)             2.17               .40
                                                -----------------------------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --                 --              (.07)               --
  Realized gain on investments from the
    Portfolio--net                                      --               (.57)             (.18)               --
  In excess of realized gain on investments
    from the Portfolio--net                             --               (.06)               --                --
                                                -----------------------------------------------------------------
Total dividends and distributions                       --               (.63)             (.25)               --
                                                -----------------------------------------------------------------
Net asset value, end of period                  $     8.25         $     9.44        $    12.32        $    10.40
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                 (12.61%)@          (19.13%)           20.77%             4.00%@
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                           1.82%*             1.66%             1.49%             1.82%*
                                                =================================================================
Investment income (loss)--net                        (.38%)*            (.07%)            (.08%)             .96%*
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   34,733         $   42,643        $   60,099        $   59,373
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2001 (11) Mercury International Fund

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                            Class B
                                                -----------------------------------------------------------------
                                                  For the                                               For the
                                                Six Months                  For the                     Period
                                                  Ended                Year Ended May 31,           Oct. 30, 1998+
                                                November 30,       ---------------------------         to May 31,
Increase (Decrease) in Net Asset Value:            2001               2001              2000             1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $     9.34         $    12.24        $    10.36        $    10.00
                                                -----------------------------------------------------------------
Investment income (loss)--net                         (.05)**            (.10)**           (.09)**            .01
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.16)             (2.21)             2.14               .35
                                                -----------------------------------------------------------------
Total from investment operations                     (1.21)             (2.31)             2.05               .36
                                                -----------------------------------------------------------------
Less distributions:
  Realized gain on investments from
    the Portfolio--net                                  --               (.54)             (.17)               --
  In excess of realized gain on investments
    from the Portfolio--net                             --               (.05)               --                --
                                                -----------------------------------------------------------------
Total distributions                                     --               (.59)             (.17)               --
                                                -----------------------------------------------------------------
Net asset value, end of period                  $     8.13         $     9.34        $    12.24        $    10.36
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                 (12.96%)@          (19.69%)           19.68%             3.60%@
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                           2.60%*             2.44%             2.26%             2.55%*
                                                =================================================================
Investment income (loss)--net                       (1.17%)*            (.85%)            (.74%)             .12%*
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $  127,308         $  167,788        $  224,759        $  142,434
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2001 (12) Mercury International Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                            Class C
                                                -----------------------------------------------------------------
                                                  For the                                               For the
                                                Six Months                  For the                     Period
                                                  Ended                Year Ended May 31,           Oct. 30, 1998+
                                                November 30,       ---------------------------         to May 31,
Increase (Decrease) in Net Asset Value:            2001               2001              2000             1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $     9.34         $    12.24        $    10.36        $    10.00
                                                -----------------------------------------------------------------
Investment income (loss)--net                         (.05)**            (.10)**           (.09)**            .01
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.16)             (2.21)             2.14               .35
                                                -----------------------------------------------------------------
Total from investment operations                     (1.21)             (2.31)             2.05               .36
                                                -----------------------------------------------------------------
Less distributions:
  Realized gain on investments
    from the Portfolio--net                             --               (.54)             (.17)               --
  In excess of realized gain on investments
    from the Portfolio--net                             --               (.05)               --                --
                                                -----------------------------------------------------------------
Total distributions                                     --               (.59)             (.17)               --
                                                -----------------------------------------------------------------
Net asset value, end of period                  $     8.13         $     9.34        $    12.24        $    10.36
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                 (12.96%)@          (19.70%)           19.68%             3.60%@
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                           2.60%*             2.43%             2.26%             2.56%*
                                                =================================================================
Investment income (loss)--net                       (1.16%)*            (.88%)            (.73%)             .14%*
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   76,192         $  109,170        $  179,843        $  109,047
                                                =================================================================
-----------------------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 2001 (13) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND

(1)   Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2001 was 100%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


                November 30, 2001 (14) Mercury International Fund

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income and realized gains are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account             Distribution
                                           Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                   .25%                   --
      --------------------------------------------------------------------------
      Class B                                   .25%                  .75%
      --------------------------------------------------------------------------
      Class C                                   .25%                  .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


                November 30, 2001 (15) Mercury International Fund

      For the six months ended November 30, 2001, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                   FAMD                 MLPF&S
      -------------------------------------------------------------------------
      Class I                                     $     2               $    38
      -------------------------------------------------------------------------
      Class A                                     $ 2,062               $26,636
      -------------------------------------------------------------------------

      For the six months ended November 30, 2001, MLPF&S received contingent deferred sales charges of $4,190,845 and $21,801 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2001 were $52,859,051 and $105,108,570, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $50,044,646 and $41,436,787 for the six months ended November 30, 2001 and for the year ended May 31, 2001, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      November 30, 2001                               Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                      282,493    $  2,286,737
      Shares redeemed                               (1,253,706)    (10,544,982)
                                                    --------------------------
      Net decrease                                    (971,213)   $ (8,258,245)
                                                    ==========================
      ------------------------------------------------------------------------

      Class I Shares for the Year Ended
      May 31, 2001                                    Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,702,289    $ 19,178,056
      Shares issued to shareholders in reinvestment
      of distributions                                 283,129       3,222,011
                                                    --------------------------
      Total issued                                   1,985,418      22,400,067
      Shares redeemed                               (2,686,741)    (28,482,251)
                                                    --------------------------
      Net decrease                                    (701,323)   $ (6,082,184)
                                                    ==========================
      ------------------------------------------------------------------------


                November 30, 2001 (16) Mercury International Fund

      Class A Shares for the Six Months Ended
      November 30, 2001                               Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    6,187,134    $ 53,122,045
      Automatic conversion of shares                     9,321          70,094
                                                    --------------------------
      Total issued                                   6,196,455      53,192,139
      Shares redeemed                               (6,503,977)    (56,574,133)
                                                    --------------------------
      Net decrease                                    (307,522)   $ (3,381,994)
                                                    ==========================
      ------------------------------------------------------------------------

      Class A Shares for the Year Ended
      May 31, 2001                                    Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    4,419,681    $ 44,313,271
      Automatic conversion of shares                     2,789          29,421
      Shares issued to shareholders in reinvestment
      of distributions                                 235,263       2,674,941
                                                    --------------------------
      Total issued                                   4,657,733      47,017,633
      Shares redeemed                               (5,021,235)    (51,606,378)
                                                    --------------------------
      Net decrease                                    (363,502)   $ (4,588,745)
                                                    ==========================
      ------------------------------------------------------------------------

      Class B Shares for the Six Months Ended
      November 30, 2001                               Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,165,130    $  9,618,418
      Automatic conversion of shares                    (9,447)        (70,094)
      Shares redeemed                               (3,461,616)    (28,641,609)
                                                    --------------------------
      Net decrease                                  (2,305,933)   $(19,093,285)
                                                    ==========================
      ------------------------------------------------------------------------

      Class B Shares for the Year Ended
      May 31, 2001                                    Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    3,908,978    $ 42,473,171
      Shares issued to shareholders in reinvestment
      of distributions                                 845,164       9,567,258
                                                    --------------------------
      Total issued                                   4,754,142      52,040,429
      Automatic conversion of shares                    (2,808)        (29,421)
      Shares redeemed                               (5,143,370)    (53,160,971)
                                                    --------------------------
      Net decrease                                    (392,036)   $ (1,149,963)
                                                    ==========================
      ------------------------------------------------------------------------


                November 30, 2001 (17) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

      Class C Shares for the Six Months Ended
      November 30, 2001                               Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,616,982    $ 13,604,426
      Shares redeemed                               (3,933,743)    (32,915,548)
                                                    --------------------------
      Net decrease                                  (2,316,761)   $(19,311,122)
                                                    ==========================
      ------------------------------------------------------------------------

      Class C Shares for the Year Ended
      May 31, 2001                                    Shares     Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,689,190    $ 18,628,390
      Shares issued to shareholders in reinvestment
      of distributions                                 681,204       7,711,228
                                                    --------------------------
      Shares sold                                    2,370,394      26,339,618
      Shares redeemed                               (5,369,875)    (55,955,513)
                                                    --------------------------
      Net decrease                                  (2,999,481)   $(29,615,895)
                                                    ==========================
      ------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At May 31, 2001, the Fund had a net capital loss carryforward of approximately $1,667,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                November 30, 2001 (18) Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

                                                                              In US Dollars
                                                                      -----------------------------
                      Shares                                                            Percent of
Industries             Held                    Investments              Value           Net Assets
---------------------------------------------------------------------------------------------------
AFRICA
===================================================================================================

South Africa

Beverages                90,000      South African Breweries PLC     $   616,075            0.2%
---------------------------------------------------------------------------------------------------
Hotels,               1,156,980    + Leisurenet Limited                        1            0.0
Restaurants &
Leisure
---------------------------------------------------------------------------------------------------
Metals & Mining          30,000      AngloGold Limited (ADR)**           506,700            0.2
---------------------------------------------------------------------------------------------------
                                     Total Investments in Africa
                                     (Cost--$1,403,537)                1,122,776            0.4
---------------------------------------------------------------------------------------------------

EUROPE
===================================================================================================

Finland

Communications          185,000      Nokia Oyj 'A'                     4,323,438            1.6
Equipment
---------------------------------------------------------------------------------------------------
Diversified             280,000      Sonera Oyj                        1,451,622            0.5
Telecommunication
Services
---------------------------------------------------------------------------------------------------
Metals & Mining         120,000      Outokumpu Oyj                     1,198,045            0.5
---------------------------------------------------------------------------------------------------
Paper & Forest          125,000      Stora Enso Oyj 'R'                1,594,931            0.6
Products
---------------------------------------------------------------------------------------------------
                                     Total Investments in Finland      8,568,036            3.2
---------------------------------------------------------------------------------------------------

France

Automobiles              27,000      PSA Peugeot Citroen               1,143,032            0.4
---------------------------------------------------------------------------------------------------
Banks                    23,000      BNP Paribas SA                    2,018,232            0.7
                         23,000      Societe Generale 'A'              1,252,127            0.5
                                                                    -------------------------------
                                                                       3,270,359            1.2
---------------------------------------------------------------------------------------------------
Building Products        11,500      Compagnie de Saint Gobain         1,677,398            0.6
---------------------------------------------------------------------------------------------------
Construction &           35,000      Bouygues SA                       1,206,552            0.4
Engineering
---------------------------------------------------------------------------------------------------
Hotels,                  34,000      Accor SA                          1,126,413            0.4
Restaurants &
Leisure
---------------------------------------------------------------------------------------------------
Insurance                91,000      Axa                               1,988,146            0.7
---------------------------------------------------------------------------------------------------
Media                    40,000      Vivendi Universal SA              2,046,884            0.8
---------------------------------------------------------------------------------------------------
Metals & Mining          28,000      Pechiney SA 'A'                   1,366,380            0.5
---------------------------------------------------------------------------------------------------
Multiline Retail          6,000      Pinault-Printemps-Redoute SA        789,206            0.3
---------------------------------------------------------------------------------------------------


                November 30, 2001 (19) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (continued)
=======================================================================================================

France (concluded)

Multi-Utilities          51,000      Suez SA                                  $ 1,541,207        0.6%
-------------------------------------------------------------------------------------------------------
Oil & Gas                39,000      TotalFinaElf SA 'B'                        4,976,186        1.8
-------------------------------------------------------------------------------------------------------
Pharmaceuticals          30,000      Aventis SA                                 2,095,236        0.8
-------------------------------------------------------------------------------------------------------
Semiconductor            29,000      STMicroelectronics NV                        984,134        0.4
Equipment & Products
-------------------------------------------------------------------------------------------------------
                                     Total Investments in France               24,211,133        8.9
-------------------------------------------------------------------------------------------------------

Germany

Air Freight & Couriers   25,000    + Fraport AG                                   602,156        0.2
-------------------------------------------------------------------------------------------------------
Airlines                 86,000      Deutsche Lufthansa AG
                                     (Registered Shares)                        1,128,114        0.4
-------------------------------------------------------------------------------------------------------
Automobiles              43,000      Volkswagen AG                              1,886,608        0.7
-------------------------------------------------------------------------------------------------------
Banks                    53,000      Bayerische Hypo- und
                                     Vereinsbank AG                             1,720,287        0.7
-------------------------------------------------------------------------------------------------------
Chemicals                25,000      Henkel KGaA                                1,350,935        0.5
-------------------------------------------------------------------------------------------------------
Diversified Financials   12,500      Marschollek, Lautenschlaeger und
                                     Partner AG                                   917,225        0.3
-------------------------------------------------------------------------------------------------------
Diversified              85,000      Deutsche Telekom AG
Telecommunication                    (Registered Shares)                        1,428,566        0.5
Services
-------------------------------------------------------------------------------------------------------
Industrial               54,000      Preussag AG                                1,390,109        0.5
Conglomerates            30,000      Siemens AG                                 1,770,206        0.7
                                                                             --------------------------
                                                                                3,160,315        1.2
-------------------------------------------------------------------------------------------------------
Insurance                21,000      Allianz AG (Registered Shares)             4,945,294        1.8
-------------------------------------------------------------------------------------------------------
Machinery                70,000      MAN AG                                     1,400,853        0.5
-------------------------------------------------------------------------------------------------------
Multi-Utilities          72,000      E.On AG                                    3,629,593        1.3
-------------------------------------------------------------------------------------------------------
Pharmaceuticals          18,500      Merck KGaA                                   677,504        0.3
-------------------------------------------------------------------------------------------------------
Semiconductor            42,000      Infineon Technologies AG                     817,196        0.3
Equipment & Products
-------------------------------------------------------------------------------------------------------
Software                 20,000      SAP AG (Systeme, Anwendungen,
                                     Produkte in der Datenverarbeitung)         2,479,363        0.9
-------------------------------------------------------------------------------------------------------
Textiles & Apparel       16,000      Adidas-Salomon AG                          1,034,366        0.4
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Germany              27,178,375       10.0
-------------------------------------------------------------------------------------------------------

Greece

Banks                    30,000      Alpha Credit Bank                            560,341        0.2
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Greece                  560,341        0.2
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (20) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (continued)
=======================================================================================================

Italy

Banks                   500,000      Intesa BCI SpA                           $ 1,215,506        0.4%
-------------------------------------------------------------------------------------------------------
Diversified             185,000      Telecom Italia SpA                         1,575,322        0.6
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
Insurance                37,000      Assicurazioni Generali                     1,015,428        0.4
-------------------------------------------------------------------------------------------------------
Oil & Gas                75,000      ENI SpA                                      881,745        0.3
-------------------------------------------------------------------------------------------------------
Wireless                150,000      Telecom Italia Mobile (TIM) SpA              847,496        0.3
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Italy                 5,535,497        2.0
-------------------------------------------------------------------------------------------------------

Netherlands

Air Freight & Couriers   70,000      TNT Post Group NV                          1,429,058        0.5
-------------------------------------------------------------------------------------------------------
Banks                   142,000      ABN AMRO Holding NV                        2,307,714        0.8
-------------------------------------------------------------------------------------------------------
Diversified              55,000      Fortis (NL) NV                             1,283,377        0.5
Financials               65,000      ING Groep NV                               1,699,469        0.6
                                                                              -------------------------
                                                                                2,982,846        1.1
-------------------------------------------------------------------------------------------------------
Food & Drug              65,000      Koninklijke Ahold NV                       1,920,633        0.7
Retailing
-------------------------------------------------------------------------------------------------------
Household Durables       45,000      Koninklijke (Royal) Philips
                                     Electronics NV                             1,228,937        0.5
-------------------------------------------------------------------------------------------------------
Insurance                90,000      Aegon NV                                   2,397,434        0.9
-------------------------------------------------------------------------------------------------------
Media                    73,000      Wolters Kluwer NV 'A'                      1,581,814        0.6
-------------------------------------------------------------------------------------------------------
Oil & Gas                88,000      Royal Dutch Petroleum Company              4,254,941        1.6
-------------------------------------------------------------------------------------------------------
Textiles & Apparel       22,500      Gucci Group                                1,994,504        0.7
-------------------------------------------------------------------------------------------------------
                                     Total Investments in the Netherlands      20,097,881        7.4
-------------------------------------------------------------------------------------------------------

Norway

Food Products            90,000      Orkla ASA 'A'                              1,481,059        0.6
-------------------------------------------------------------------------------------------------------
Paper &                 110,000      Norske Skogindustrier ASA                  1,908,696        0.7
Forest Products
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Norway                3,389,755        1.3
-------------------------------------------------------------------------------------------------------

Spain

Banks                   340,000      Banco Santander Central
                                     Hispano, SA                                2,898,231        1.1
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (21) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (continued)
=======================================================================================================

Spain (concluded)

Diversified             240,000    + Telefonica SA                            $ 3,242,781        1.2%
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
Tobacco                 102,000      Altadis                                    1,625,688        0.6
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Spain                 7,766,700        2.9
-------------------------------------------------------------------------------------------------------

Sweden

Communications          300,000      Telefonaktiebolaget LM Ericsson AB 'B'     1,656,621        0.6
Equipment
-------------------------------------------------------------------------------------------------------
Machinery                60,000      Sandvik AB                                 1,269,140        0.5
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Sweden                2,925,761        1.1
-------------------------------------------------------------------------------------------------------

Switzerland

Banks                   103,000      Credit Suisse Group                        3,971,642        1.4
                         31,000      UBS AG (Registered Shares)                 1,538,894        0.6
                                                                              -------------------------
                                                                                5,510,536        2.0
-------------------------------------------------------------------------------------------------------
Commercial               34,000      Adecco SA (Registered Shares)              1,754,919        0.6
Services & Supplies
-------------------------------------------------------------------------------------------------------
Food Products            11,800      Nestle SA (Registered Shares)              2,432,657        0.9
-------------------------------------------------------------------------------------------------------
Insurance                31,000      Swiss Re (Registered Shares)               3,124,848        1.2
-------------------------------------------------------------------------------------------------------
Pharmaceuticals          64,000      Novartis AG (Registered Shares)            2,246,296        0.8
                         41,000      Roche Holding AG                           2,931,595        1.1
                                                                              -------------------------
                                                                                5,177,891        1.9
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Switzerland          18,000,851        6.6
-------------------------------------------------------------------------------------------------------

United Kingdom

Aerospace &             250,000      BAE Systems PLC                            1,137,315        0.4
Defense
-------------------------------------------------------------------------------------------------------
Banks                    98,000      Barclays PLC                               3,004,793        1.1
                        115,000      HBOS PLC                                   1,353,012        0.5
                        235,000      Lloyds TSB Group PLC                       2,419,664        0.9
                         85,000      Royal Bank of Scotland Group PLC           1,969,801        0.7
                                                                              -------------------------
                                                                                8,747,270        3.2
-------------------------------------------------------------------------------------------------------
Beverages               155,000      Diageo PLC                                 1,657,841        0.6
                         82,500      Scottish & Newcastle PLC                     594,149        0.2
                                                                              -------------------------
                                                                                2,251,990        0.8
-------------------------------------------------------------------------------------------------------
Commercial              450,000      Hays PLC                                   1,302,742        0.5
Services & Supplies
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (22) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (continued)
=======================================================================================================

United Kingdom (continued)

Construction &          138,000      Barratt Developments PLC                 $   730,135        0.3%
Engineering
-------------------------------------------------------------------------------------------------------
Construction             70,000      RMC Group PLC                                623,919        0.2
Materials
-------------------------------------------------------------------------------------------------------
Containers &            110,000      Rexam PLC                                    585,129        0.2
Packaging
-------------------------------------------------------------------------------------------------------
Diversified             555,000      BT Group PLC                               2,192,415        0.8
Telecommunication       366,600    + COLT Telecom Group PLC                       724,089        0.3
Services                555,000    + mm02 PLC                                     643,082        0.2
                                                                              -------------------------
                                                                                3,559,586        1.3
-------------------------------------------------------------------------------------------------------
Electric Utilities      230,000      Innogy Holdings PLC                          653,546        0.2
                        163,000    + International Power PLC                      481,762        0.2
                                                                              -------------------------
                                                                                1,135,308        0.4
-------------------------------------------------------------------------------------------------------
Food & Drug             205,000      J. Sainsbury PLC                           1,052,462        0.4
Retailing
-------------------------------------------------------------------------------------------------------
Food Products            80,000      Cadbury Schweppes PLC                        507,692        0.2
                        295,000      Iceland Group PLC                            738,328        0.3
                                                                              -------------------------
                                                                                1,246,020        0.5
-------------------------------------------------------------------------------------------------------
Gas Utilities           300,000      Centrica PLC                                 911,278        0.3
-------------------------------------------------------------------------------------------------------
Health Care             110,000      Smith & Nephew PLC                           588,266        0.2
Equipment &
Supplies
-------------------------------------------------------------------------------------------------------
Hotels,                 125,000      Compass Group PLC                            895,769        0.3
Restaurants &
Leisure
-------------------------------------------------------------------------------------------------------
Industrial              270,000      Shanks & McEwan Group PLC                    649,882        0.2
Conglomerates
-------------------------------------------------------------------------------------------------------
Insurance                75,000      CGNU PLC                                     893,630        0.3
                         70,000      Prudential Corporation PLC                   763,177        0.3
                        242,000      Royal & Sun Alliance Insurance
                                     Group PLC                                  1,382,190        0.5
                                                                              -------------------------
                                                                                3,038,997        1.1
-------------------------------------------------------------------------------------------------------
Media                   235,000      Aegis Group PLC                              297,431        0.1
                         80,000    + British Sky Broadcasting Group PLC
                                     ("BSkyB")                                    975,452        0.4
                         70,000      Pearson PLC                                  825,569        0.3
                        105,000      Reuters Group PLC                          1,019,733        0.4
                         55,000      WPP Group PLC                                537,283        0.2
                                                                              -------------------------
                                                                                3,655,468        1.4
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (23) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (concluded)
=======================================================================================================

United Kingdom (concluded)

Multiline Retail        130,000      Kingfisher PLC                        $      741,572        0.3%
                        195,000      Marks & Spencer PLC                          969,142        0.4
                                                                           ----------------------------
                                                                                1,710,714        0.7
-------------------------------------------------------------------------------------------------------
Oil & Gas               190,000      BG Group PLC                                 715,332        0.3
                        700,000      BP Amoco PLC                               5,176,030        1.9
                        185,000      Shell Transport & Trading Company          1,276,930        0.5
                                                                           ----------------------------
                                                                                7,168,292        2.7
-------------------------------------------------------------------------------------------------------
Pharmaceuticals          70,000      AstraZeneca Group PLC                      3,129,576        1.2
                        230,000      GlaxoSmithKline PLC                        5,772,853        2.1
                                                                           ----------------------------
                                                                                8,902,429        3.3
-------------------------------------------------------------------------------------------------------
Real Estate             100,000      The British Land Company PLC                 668,841        0.2
-------------------------------------------------------------------------------------------------------
Specialty Retail        175,000      Matalan PLC                                  873,486        0.3
                        175,000      Wolseley PLC                               1,256,572        0.5
                        100,000      Woolworths Group PLC                          62,392        0.0
                                                                           ----------------------------
                                                                                2,192,450        0.8
-------------------------------------------------------------------------------------------------------
Transportation           63,000      BAA PLC                                      530,531        0.2
Infrastructure
-------------------------------------------------------------------------------------------------------
Wireless                430,000    + The Carphone Warehouse PLC                   784,925        0.3
Telecommuni-          2,600,000      Vodafone Group PLC                         6,674,148        2.5
cation Services                                                            ----------------------------
                                                                                7,459,073        2.8
-------------------------------------------------------------------------------------------------------
                                     Total Investments in the
                                     United Kingdom                            60,743,866       22.4
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Europe
                                     (Cost--$177,589,216)                     178,978,196       66.0
-------------------------------------------------------------------------------------------------------

LATIN AMERICA
=======================================================================================================

Brazil

Index Related            11,000      MSCI Brazil OPALS (a)                        362,450        0.1
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Latin America
                                     (Cost--$358,985)                             362,450        0.1
-------------------------------------------------------------------------------------------------------

NORTH AMERICA
=======================================================================================================

Canada

Metals & Mining          60,000      Placer Dome Inc.                             650,888        0.3
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Canada                  650,888        0.3
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (24) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
NORTH AMERICA
(concluded)
=======================================================================================================

United States

Software                 10,000    + Amdocs Limited                            $  330,700        0.1%
-------------------------------------------------------------------------------------------------------
                                     Total Investments in the United States       330,700        0.1
-------------------------------------------------------------------------------------------------------
                                     Total Investments in North America
                                     (Cost--$921,767)                             981,588        0.4
-------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
=======================================================================================================

Australia

Commercial              220,000      Mayne Nickless Limited                       827,157        0.3
Services &
Supplies
-------------------------------------------------------------------------------------------------------
Construction            250,000      James Hardie Industries NV                   702,135        0.3
Materials
-------------------------------------------------------------------------------------------------------
Containers &            240,000      Amcor Limited                                874,642        0.3
Packaging
-------------------------------------------------------------------------------------------------------
Diversified             465,000      Telstra Corporation Limited                1,330,156        0.5
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
Electronic              800,000      ERG Limited                                  224,683        0.1
Equipment &             240,000      ERG Limited (Rights) (b)                       3,745        0.0
Instruments                                                                   -------------------------
                                                                                  228,428        0.1
-------------------------------------------------------------------------------------------------------
Insurance               620,000      National Mutual Holdings Limited             854,524        0.3
-------------------------------------------------------------------------------------------------------
Media                   100,000      The News Corporation Limited
                                     (Preferred)                                  652,778        0.2
-------------------------------------------------------------------------------------------------------
Metals & Mining         400,000      Delta Gold NL                                499,296        0.2
                        740,000    + Lihir Gold Limited                           461,849        0.2
                      1,600,000      M.I.M. Holdings Limited                      915,376        0.3
                        175,000      Normandy Mining Limited                      145,628        0.0
                                                                              -------------------------
                                                                                2,022,149        0.7
-------------------------------------------------------------------------------------------------------
Multiline Retail        420,000      Coles Myer Limited                         1,791,224        0.7
-------------------------------------------------------------------------------------------------------
Real Estate             175,000      Lend Lease Corporation Limited             1,083,108        0.4
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Australia            10,366,301        3.8
-------------------------------------------------------------------------------------------------------

China

Wireless                730,000    + China Mobile (Hong Kong) Limited           2,578,794        1.0
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
                                     Total Investments in China                 2,578,794        1.0
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (25) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
(continued)
=======================================================================================================

Hong Kong

Banks                   290,000      HSBC Holdings PLC                       $  3,494,658        1.3%
                         82,000      Standard Chartered PLC                       941,369        0.3
                                                                             --------------------------
                                                                                4,436,027        1.6
-------------------------------------------------------------------------------------------------------
Industrial              125,000      Hutchison Whampoa Limited                  1,150,017        0.4
Conglomerates
-------------------------------------------------------------------------------------------------------
Oil & Gas             1,080,000      CNOOC Limited                              1,010,925        0.4
-------------------------------------------------------------------------------------------------------
Real Estate             220,000      Cheung Kong (Holdings) Ltd.                2,129,815        0.8
                        220,000      Sun Hung Kai Properties Ltd.               1,622,044        0.6
                                                                             --------------------------
                                                                                3,751,859        1.4
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Hong Kong            10,348,828        3.8
-------------------------------------------------------------------------------------------------------

Japan

Automobiles             107,000      Toyota Motor Corporation                   2,737,573        1.0
-------------------------------------------------------------------------------------------------------
Banks                   210,000      The Gunma Bank Ltd.                        1,057,505        0.4
                         51,000      The Sumitomo Bank, Ltd.                      277,534        0.1
                                                                             --------------------------
                                                                                1,335,039        0.5
-------------------------------------------------------------------------------------------------------
Beverages               183,000      Asahi Breweries Limited                    1,797,003        0.7
-------------------------------------------------------------------------------------------------------
Chemicals               309,000      Asahi Chemical Industry Co., Ltd.          1,141,935        0.4
                        193,000      Kaneka Corporation                         1,191,358        0.4
                         46,400      Shin-Etsu Chemical Co., Ltd.               1,756,205        0.6
                                                                             --------------------------
                                                                                4,089,498        1.4
-------------------------------------------------------------------------------------------------------
Commercial               31,000      Sanix Incorporated                         1,354,613        0.5
Services & Supplies      23,000      Secom Co., Ltd.                            1,277,778        0.5
                                                                             --------------------------
                                                                                2,632,391        1.0
-------------------------------------------------------------------------------------------------------
Diversified
Financials                6,200      Acom Co., Ltd.                               503,574        0.2
                         27,800      Promise Co., Ltd.                          1,609,925        0.6
                        175,000      The Sumitomo Trust and
                                     Banking Co., Ltd.                            864,198        0.3
                         27,450      Takefuji Corporation                       2,218,385        0.8
                                                                             --------------------------
                                                                                5,196,082        1.9
-------------------------------------------------------------------------------------------------------
Diversified                 141      Nippon Telegraph & Telephone                 584,064        0.2
Telecommunication                    Corporation (NTT)
Services
-------------------------------------------------------------------------------------------------------
Electrical Equipment    106,000      Futaba Industrial Co., Ltd.                1,071,881        0.4
-------------------------------------------------------------------------------------------------------
Electronic              184,000      Hitachi Ltd.                               1,359,974        0.5
Equipment &
Instruments
-------------------------------------------------------------------------------------------------------
Food Products            58,500      Katokichi Co., Ltd.                        1,088,084        0.4
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (26) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
(continued)
=======================================================================================================

Japan (continued)

Gas Utilities           294,000      Tokyo Gas Co.                            $   802,339        0.3%
-------------------------------------------------------------------------------------------------------
Health Care              77,800      Suzuken Co., Ltd.                          1,355,434        0.5
Providers &
Services
-------------------------------------------------------------------------------------------------------
Hotels,                  15,800      Oriental Land Co., Ltd.                    1,131,871        0.4
Restaurants &
Leisure
-------------------------------------------------------------------------------------------------------
Household Durables      190,000      Sharp Corporation                          2,466,049        0.9
                         14,300      Sony Corporation                             674,813        0.3
                                                                              -------------------------
                                                                                3,140,862        1.2
-------------------------------------------------------------------------------------------------------
Household Products       80,000      Kao Corporation                            1,708,902        0.6
-------------------------------------------------------------------------------------------------------
Insurance               252,000      The Fuji Fire and Marine Insurance
                                     Company, Limited                             476,901        0.2
                        109,000      The Tokio Marine & Fire Insurance
                                     Co. Ltd.                                     863,182        0.3
                                                                              -------------------------
                                                                                1,340,083        0.5
-------------------------------------------------------------------------------------------------------
Leisure                  39,000      Fuji Photo Film                            1,343,080        0.5
Equipment &
Products
-------------------------------------------------------------------------------------------------------
Machinery               278,000      Amada Co., Ltd.                            1,293,811        0.4
                         30,000      LINTEC Corporation                           193,713        0.1
                        127,000      Tsubakimoto Chain Co.                        296,045        0.1
                                                                              -------------------------
                                                                                1,783,569        0.6
-------------------------------------------------------------------------------------------------------
Media                       208      Fuji Television Network, Incorporated        922,417        0.3
                        167,000      Toppan Printing Co., Ltd.                  1,525,950        0.6
                                                                              -------------------------
                                                                                2,448,367        0.9
-------------------------------------------------------------------------------------------------------
Metals & Mining         195,000      Sumitomo Metal Mining Co.                    679,459        0.3
-------------------------------------------------------------------------------------------------------
Multiline Retail         38,000      Ito-Yokado Co., Ltd.                       1,706,790        0.6
-------------------------------------------------------------------------------------------------------
Office Electronics       58,000      Canon, Inc.                                1,964,425        0.7
-------------------------------------------------------------------------------------------------------
Pharmaceuticals          68,000      Fujisawa Pharmaceutical Co., Ltd.          1,557,505        0.6
                         95,000      Shionogi & Co., Ltd.                       1,631,944        0.6
                         55,000      Takeda Chemical Industries, Ltd.           2,510,559        0.9
                                                                              -------------------------
                                                                                5,700,008        2.1
-------------------------------------------------------------------------------------------------------
Real Estate             204,000      Mitsubishi Estate Company, Limited         1,743,080        0.6
-------------------------------------------------------------------------------------------------------
Road & Rail                 204      East Japan Railway Company                 1,072,027        0.4
-------------------------------------------------------------------------------------------------------
Semiconductor            13,100      Rohm Company Ltd.                          1,781,140        0.7
Equipment &
Products
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (27) Mercury International Fund

                                                                                    In US Dollars
                                                                              -------------------------
                         Shares                                                              Percent of
Industries                Held                    Investments                    Value       Net Assets
-------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
(concluded)
=======================================================================================================

Japan (concluded)

Trading Companies       254,000      Mitsubishi Corporation                   $ 1,765,952        0.7%
& Distributors          323,000      Sumitomo Corporation                       1,768,210        0.7
                                                                             --------------------------
                                                                                3,534,162        1.4
-------------------------------------------------------------------------------------------------------
Wireless                    187      NTT DoCoMo, Inc.                           2,445,338        0.9
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Japan                57,572,525       21.2
-------------------------------------------------------------------------------------------------------

Singapore

Diversified Financials  235,000      United Overseas Bank Ltd.                  1,475,808        0.5
-------------------------------------------------------------------------------------------------------
Media                    70,000      Singapore Press Holdings Ltd.                726,300        0.3
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Singapore             2,202,108        0.8
-------------------------------------------------------------------------------------------------------

South Korea

Banks                    28,430    + Kookmin Bank (ADR)**                       1,134,357        0.4
-------------------------------------------------------------------------------------------------------
Diversified Financials   25,000    + Samsung Securities Company Ltd.              882,792        0.3
-------------------------------------------------------------------------------------------------------
Diversified              55,000      Korea Telecom Corporation (ADR)**          1,278,750        0.5
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
Electronic Equipment      3,200      Samsung Electronics (GDR) (c)***             303,840        0.1
& Instruments
-------------------------------------------------------------------------------------------------------
Index Related             4,500      MSCI South Korea OPALS (a)                   385,875        0.1
-------------------------------------------------------------------------------------------------------
Metals & Mining          60,000      Pohang Iron & Steel
                                     Company Ltd. (ADR)**                       1,272,000        0.5
-------------------------------------------------------------------------------------------------------
                                     Total Investments in South Korea           5,257,614        1.9
-------------------------------------------------------------------------------------------------------

Taiwan

Computers &              10,750      Synnex Technology International
Peripherals                          Corporation (GDR)***                          47,300        0.0
-------------------------------------------------------------------------------------------------------
Electronic Equipment      9,120      Hon Hai Precision Industry Co.,
& Instruments                        Ltd. (GDR)***                                 84,816        0.1
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Taiwan                  132,116        0.1
-------------------------------------------------------------------------------------------------------

Thailand

Banks                   550,000    + Bangkok Bank Public Company
                                     Limited 'Foreign'                            598,371        0.2
-------------------------------------------------------------------------------------------------------
                                     Total Investments in Thailand                598,371        0.2
-------------------------------------------------------------------------------------------------------
                                     Total Investments in the Pacific
                                     Basin/Asia (Cost--$96,643,411)            89,056,657       32.8
-------------------------------------------------------------------------------------------------------


                November 30, 2001 (28) Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                            In US Dollars
                                                                      -------------------------
                    Face                                                             Percent of
                   Amount              Short-Term Securities             Value       Net Assets
-----------------------------------------------------------------------------------------------
Commercial Paper* $290,000        General Motors Acceptance Corp.,
                                  2.23% due 12/03/2001                $    289,964       0.1%
-----------------------------------------------------------------------------------------------
                                  Total Investments in Short-Term
                                  Securities (Cost--$289,964)              289,964       0.1
-----------------------------------------------------------------------------------------------
                                  Total Investments
                                  (Cost--$277,206,880)                 270,791,631      99.8
                                  Variation Margin on Financial
                                  Futures Contracts--Net****                (2,352)      0.0
                                  Unrealized Appreciation on
                                  Forward Foreign Exchange
                                  Contracts--Net*****                       91,184       0.0
                                  Other Assets Less Liabilities            577,366       0.2
                                                                      -------------------------
                                  Net Assets                          $271,457,829     100.0%
                                                                      =========================
-----------------------------------------------------------------------------------------------

   * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
  **  American Depositary Receipts (ADR).
 ***  Global Depositary Receipts (GDR).
**** Financial futures contracts purchased as of November 30, 2001 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                                    Expiration
      Contracts             Issue                    Exchange         Date                Value
      ---------------------------------------------------------------------------------------------
         69          Taiwan MSCI Index                 SIMEX       December 2001        $ 1,429,680
      ---------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$1,514,550)                                                $ 1,429,680
                                                                                        ===========
      ---------------------------------------------------------------------------------------------

      Financial futures contracts sold as of November 30, 2001 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                                    Expiration
      Contracts             Issue                    Exchange         Date                Value
      ---------------------------------------------------------------------------------------------
         35          All ordinaries                    SFE         December 2001        $ 1,519,537

         40          Nikkei 225 Index                  SIMEX       December 2001          1,734,081
      ---------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price--$3,047,296)                                                $ 3,253,618
                                                                                        ===========
      ---------------------------------------------------------------------------------------------

***** Forward foreign exchange contracts as of November 30, 2001 were as follows:

      --------------------------------------------------------------------------
      Foreign                          Settlement                   Unrealized
      Currency Sold                       Date                     Appreciation
      --------------------------------------------------------------------------
      (Yen) 897,223,500               January 2002                  $   91,184
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts--Net (USD Commitment--$7,396,731)                   $   91,184
                                                                    ==========
      --------------------------------------------------------------------------

(a) Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital International (MSCI) country index.
(b)   The rights may be exercised until 12/11/2001.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  +   Non-income producing security.

      See Notes to Financial Statements.


                November 30, 2001 (29) Mercury International Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY MASTER INTERNATIONAL PORTFOLIO

Assets:

Investments, at value (identified cost--$277,206,880)                               $ 270,791,631
Unrealized appreciation on forward foreign exchange contracts                              91,184
Cash on deposit for financial futures contracts                                           421,882
Foreign cash                                                                               65,918
Receivables:
  Securities sold                                                 $   4,035,485
  Dividends                                                           1,357,073
  Contributions                                                         154,029         5,546,587
                                                                  -------------
Prepaid expenses                                                                            5,030
                                                                                    -------------
Total assets                                                                          276,922,232
                                                                                    -------------
-------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                                3,374,700
  Withdrawals                                                         1,305,523
  Custodian bank                                                        442,418
  Investment adviser                                                    156,678
  Forward foreign exchange contracts                                     50,350
  Variation margin                                                        2,352         5,332,021
                                                                  -------------
Accrued expenses and other liabilities                                                    132,382
                                                                                    -------------
Total liabilities                                                                       5,464,403
                                                                                    -------------
-------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                          $ 271,457,829
                                                                                    =============
-------------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                   $ 278,133,624
Unrealized depreciation on investments and foreign currency
  transactions--net                                                                    (6,675,795)
                                                                                    -------------
Net assets                                                                          $ 271,457,829
                                                                                    =============
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2001 (30) Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2001

MERCURY MASTER INTERNATIONAL PORTFOLIO

Investment Income:

Dividends (net of $254,965 foreign withholding tax)                         $   2,052,088
Interest                                                                          118,865
                                                                            -------------
Total income                                                                    2,170,953
                                                                            -------------
-----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                 $   1,136,591
Custodian fees                                                 138,144
Accounting services                                             83,484
Professional fees                                               31,629
Trustees' fees and expenses                                     14,789
Pricing fees                                                     5,092
Printing and shareholder reports                                    60
Other                                                            8,539
                                                         -------------
Total expenses                                                                  1,418,328
                                                                            -------------
Investment income--net                                                            752,625
                                                                            -------------
-----------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                         (37,269,320)
  Foreign currency transactions--net                           531,696        (36,737,624)
                                                         -------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                          (7,178,307)
  Foreign currency transactions--net                           151,002         (7,027,305)
                                                         --------------------------------
Net Decrease in Net Assets Resulting from Operations                        $ (43,012,304)
                                                                            =============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 2001 (31) Mercury International Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY MASTER INTERNATIONAL PORTFOLIO

                                                          For the Six          For the
                                                         Months Ended        Year Ended
                                                         November 30,          May 31,
Decrease in Net Assets:                                      2001               2001
-----------------------------------------------------------------------------------------

Operations:

Investment income--net                                   $     752,625      $   3,138,051
Realized loss on investments and foreign currency
  transactions--net                                        (36,737,624)       (48,951,712)
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net        (7,027,305)       (47,916,261)
                                                         --------------------------------
Net decrease in net assets resulting from operations       (43,012,304)       (93,729,922)
                                                         --------------------------------
-----------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                 79,001,994        124,554,575
Fair value of withdrawals                                 (131,251,514)      (198,687,516)
                                                         --------------------------------
Net decrease in net assets derived from
  net capital transactions                                 (52,249,520)       (74,132,941)
                                                         --------------------------------
-----------------------------------------------------------------------------------------

Net Assets:

Total decrease in net assets                               (95,261,824)      (167,862,863)
Beginning of period                                        366,719,653        534,582,516
                                                         --------------------------------
End of period                                            $ 271,457,829      $ 366,719,653
                                                         ================================
-----------------------------------------------------------------------------------------

See Notes to Financial Statements


                November 30, 2001 (32) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                              For the                                           For the
                                             Six Months                For the                  Period
                                               Ended              Year Ended May 31,        Oct. 30, 1998+
                                            November 30,      --------------------------       to May 31,
                                                2001             2001            2000             1999
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                           .94%*            .89%            .84%              .95%*
                                             =============================================================
Investment income--net                             .50%*            .68%            .67%             1.76%*
                                             =============================================================
----------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)     $  271,458       $  366,720      $  534,583      $    345,374
                                             =============================================================
Portfolio turnover                               72.83%           88.01%          63.03%            24.19%
                                             =============================================================
----------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                November 30, 2001 (33) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

(1)   Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily


                November 30, 2001 (34) Mercury International Fund fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's


                November 30, 2001 (35) Mercury International Fund assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Custodian bank--The Portfolio recorded an amount payable to the Custodian Bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates:
      .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $12,902 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2001.

      For the six months ended November 30, 2001, the Portfolio reimbursed Mercury Advisors $7,946 for certain accounting services.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.


                November 30, 2001 (36) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2001 were $216,419,202 and $242,379,213, respectively.

      Net realized gains (losses) for the six months ended November 30, 2001 and net unrealized gains (losses) as of November 30, 2001 were as follows:

                                                   Realized       Unrealized
                                               Gains (Losses)   Gains (Losses)
      -----------------------------------------------------------------------

      Long-term investments                    $(37,636,536)     $ (6,415,249)
      Financial futures contracts                   367,216          (291,192)
      Forward foreign exchange contracts            185,172            91,184
      Foreign currency transactions                 346,524           (60,538)
                                               ------------------------------
      Total                                    $(36,737,624)     $ (6,675,795)
                                               ==============================
      -----------------------------------------------------------------------

      As of November 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $6,415,249, of which $17,122,178 related to appreciated securities and $23,537,427 related to depreciated securities. At November 30, 2001, the aggregate cost of investments for Federal income tax purposes was $277,206,880.

(4)   Commitments:

      At November 30, 2001, the Portfolio had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $242,000.

(5)   Short-Term Borrowings:

      The Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2001. On November 30, 2001, the credit agreement was renewed for one year.


                November 30, 2001 (37) Mercury International Fund

PORTFOLIO INFORMATION (UNAUDITED)

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 2001

                                                             Percent of
Ten Largest Holdings                                         Net Assets
------------------------------------------------------------------------
Vodafone Group PLC                                               2.5%
------------------------------------------------------------------------
GlaxoSmithKline PLC                                              2.1
------------------------------------------------------------------------
BP Amoco PLC                                                     1.9
------------------------------------------------------------------------
TotalFinaElf SA 'B'                                              1.8
------------------------------------------------------------------------
Allianz AG (Registered Shares)                                   1.8
------------------------------------------------------------------------
Nokia Oyj 'A'                                                    1.6
------------------------------------------------------------------------
Royal Dutch Petroleum Company                                    1.6
------------------------------------------------------------------------
Credit Suisse Group                                              1.4
------------------------------------------------------------------------
E.On AG                                                          1.3
------------------------------------------------------------------------
HSBC Holdings PLC                                                1.3
------------------------------------------------------------------------

                                                             Percent of
Five Largest Industries                                      Net Assets
------------------------------------------------------------------------
Banks                                                           12.3%
------------------------------------------------------------------------
Pharmaceuticals                                                  8.4
------------------------------------------------------------------------
Insurance                                                        6.9
------------------------------------------------------------------------
Oil & Gas                                                        6.8
------------------------------------------------------------------------
Diversified Telecommunication Services                           5.3
------------------------------------------------------------------------

                                                             Percent of
Ten Largest Countries                                        Net Assets
------------------------------------------------------------------------
United Kingdom                                                  22.4%
------------------------------------------------------------------------
Japan                                                           21.2
------------------------------------------------------------------------
Germany                                                         10.0
------------------------------------------------------------------------
France                                                           8.9
------------------------------------------------------------------------
Netherlands                                                      7.4
------------------------------------------------------------------------
Switzerland                                                      6.6
------------------------------------------------------------------------
Australia                                                        3.8
------------------------------------------------------------------------
Hong Kong                                                        3.8
------------------------------------------------------------------------
Finland                                                          3.2
------------------------------------------------------------------------
Spain                                                            2.9
------------------------------------------------------------------------


                November 30, 2001 (38) Mercury International Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                November 30, 2001 (39) Mercury International Fund

[LOGO] Merrill Lynch  Investment Managers

MUTUAL                MANAGED               ALTERNATIVE          INSTITUTIONAL
FUNDS                 ACCOUNTS              INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper         #MERCINTL--11/01